Financial Instruments - Summary of Significant Financial Assets and Liabilities Denominated in Foreign Currencies (Detail)	12 Months Ended
	Dec. 31, 2019 SGD ($)	Dec. 31, 2019 SGD ($)	Dec. 31, 2019 SGD ($) GBP (£)	Dec. 31, 2018 SGD ($)	Dec. 31, 2019 GBP (£)
Disclosure Of Financial Instruments [Abstract]
Financial assets, Foreign Currencies	$ 2,538,168	$ 2,538,168	$ 2,538,168	$ 2,297,231	£ 999,471
Financial assets, Exchange Rate		0.7431	1.3187	0.7335
Financial assets, Carrying Amount	1,886,160	$ 1,886,160	$ 1,886,160	$ 1,685,019	£ 1,318,000
Financial liabilities, Foreign Currencies	$ 15,126,578	15,126,578	15,126,578	$ 13,515,737
Financial liabilities, Exchange Rate	0.7431			0.7335
Financial Liabilities, Carrying Amount	$ 11,240,843	$ 11,240,843	$ 11,240,843	$ 9,914,437